Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance at beginning of year	$ 192.3	$ 192.5
Translation adjustments	(3.6)	(0.2)
Balance at end of year	188.7	192.3
Services
Goodwill [Line Items]
Balance at beginning of year	83.6	84.2
Translation adjustments	(3.6)	(0.6)
Balance at end of year	80.0	83.6
Technology
Goodwill [Line Items]
Balance at beginning of year	108.7	108.3
Translation adjustments		0.4
Balance at end of year	$ 108.7	$ 108.7